Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET
Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	3,265,475	3,252,396	498,451
Allowance for doubtful accounts	(33,989)	(128,199)	(19,647)
Total	3,231,486	3,124,197	478,804

As of December 31, 2019 and 2020, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	Year ended December 31,
	2019	2020
	RMB	RMB	US$
Beginning balance	3,589	33,989	5,209
Additions charged to bad debt expense	37,141	104,434	16,005
Reversal	(465)	(8,751)	(1,341)
Write off	(6,276)	(1,473)	(226)
Ending balance	33,989	128,199	19,647

The Group recognized additions to allowance for doubtful accounts amounting to RMB2,215, RMB36,676 and RMB95,683 (US$14,664) within general and administrative expenses, for the years ended December 31, 2018, 2019 and 2020, respectively
, part of the additions to allowance for doubtful accounts for the year ended December 31, 2020 are in response to the deteriorating financial position of certain
 automaker customers.